Income tax and deferred tax (Details 2) $ in Millions	12 Months Ended
Dec. 31, 2023 ARS ($)
IfrsStatementLineItems [Line Items]
Nominal value	$ 75,657
Tax Loss Year Of Origin 2022 [Member]
IfrsStatementLineItems [Line Items]
Nominal value	$ 45,418
Year of prescription	2027
Tax Loss Year Of Origin 2023 [Member]
IfrsStatementLineItems [Line Items]
Nominal value	$ 30,239
Year of prescription	2028